Label		Element	Value
International Opportunity Portfolio
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0000836487_SupplementTextBlock

Prospectus Supplement

June 17, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 17, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

International Opportunity Portfolio
(the "Portfolio")

The contractual advisory fee rates and total expense ratio caps of each share class of the Portfolio have been decreased, effective July 1, 2015. Accordingly, effective July 1, 2015, the Prospectus is hereby amended as follows:

Risk/Return [Heading]		rr_RiskReturnHeading	International Opportunity Portfolio
Expense [Heading]		rr_ExpenseHeading	The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—International Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	The Example information under the section of the Prospectus entitled "Portfolio Summary—International Opportunity Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
International Opportunity Portfolio | Class I
Risk/Return:		rr_RiskReturnAbstract
Advisory Fee		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	2.35%
Total Annual Portfolio Operating Expenses	[1]	rr_ExpensesOverAssets	3.15%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,166
International Opportunity Portfolio | Class A
Risk/Return:		rr_RiskReturnAbstract
Advisory Fee		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	2.66%
Total Annual Portfolio Operating Expenses	[1]	rr_ExpensesOverAssets	3.71%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(2.36%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,226
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,064
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	655
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	930
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,226
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,064
International Opportunity Portfolio | Class L
Risk/Return:		rr_RiskReturnAbstract
Advisory Fee		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	3.41%
Total Annual Portfolio Operating Expenses	[1]	rr_ExpensesOverAssets	4.96%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(3.11%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,169
International Opportunity Portfolio | Class C
Risk/Return:		rr_RiskReturnAbstract
Advisory Fee		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	3.41%
Total Annual Portfolio Operating Expenses	[1]	rr_ExpensesOverAssets	5.21%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(3.11%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,431
International Opportunity Portfolio | Class IS
Risk/Return:		rr_RiskReturnAbstract
Advisory Fee		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	19.74%
Total Annual Portfolio Operating Expenses	[1]	rr_ExpensesOverAssets	20.54%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(19.60%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,155
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,155

[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.85% for Class L, 2.10% for Class C and 0.94% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.